Share-based Payment - Summarized Information about Stock Options Outstanding (Detail) - SMFG stock acquisition rights [member]	12 Months Ended
	Mar. 31, 2019 JPY (¥) yr	Mar. 31, 2018 yr	Mar. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price | ¥	¥ 1
Number of options	899,400	1,003,000	1,180,000
Remaining contractual lives in years | yr	24.3	25.3